Fees Summary	Jul. 15, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $10,000,000,000.
Narrative - Max Aggregate Offering Price	$ 10,000,000,000
Final Prospectus	true